Changes in Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Revenue	€ 308,217	€ 318,797	€ 328,618
IFRS 12 [member]
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Revenue	€ 750,000	€ 750,000	€ 750,000